Provision for Employee Benefits (Details) - Schedule of movement in the present value of Plan A’s defined benefit obligation - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Plan A [Member]
Provision for Employee Benefits (Details) - Schedule of movement in the present value of Plan A’s defined benefit obligation [Line Items]
Defined benefit obligations at beginning balance	$ 5,827,355	$ 6,841,673
Transfer to R&I	(19,304)
Benefits paid during the year	(922,305)	(462,306)
Current service costs	459,975	649,242
Interest	110,483	102,196
Past service cost and gain (loss) on settlement	155,697
Actuarial loss	(559,544)	(627,193)
Exchange differences	(224,557)	(676,257)
Defined benefit obligations at ending balance	4,827,800	5,827,355
Plan B [Member]
Provision for Employee Benefits (Details) - Schedule of movement in the present value of Plan A’s defined benefit obligation [Line Items]
Defined benefit obligations at beginning balance
Transfer from GF Cash (CIT)	19,304
Current service costs	1,971
Interest	285
Exchange differences	254
Defined benefit obligations at ending balance	$ 21,814